Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Preferred shares, par value (in Dollars per share)	$ 0.0625	$ 0.0625
Preferred shares, shares authorized (in Shares)	1,000,000	1,000,000
Preferred shares, shares issued (in Shares)
Preferred shares, shares outstanding (in Shares)
Ordinary shares, par value (in Dollars per share)	$ 0.0625	$ 0.0625
Ordinary shares, shares authorized (in Shares)	70,000,000	70,000,000
Ordinary shares, shares issued (in Shares)	2,296,566	2,296,566
Ordinary shares, shares outstanding (in Shares)	2,296,566	2,296,566
Class A Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0625	$ 0.0625
Ordinary shares, shares authorized (in Shares)	9,000,000	9,000,000
Ordinary shares, shares issued (in Shares)	1,831,675	1,831,675
Ordinary shares, shares outstanding (in Shares)	1,831,675	1,831,675